INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Tax Expense by Category

Income from Continuing Operations Before Income Tax Expense by Category

years ended December 31 (in millions)	2017	2016	2015
United States	$(291)	$3,906	$(738)
International	1,508	1,048	1,166
Income from continuing operations before income taxes	$1,217	$4,954	$428

Income Tax Expense

Income Tax Expense Related to Continuing Operations

years ended December 31 (in millions)	2017	2016	2015
Current
United States
Federal	$8	$10	$(251)
State and local	18	(3)	(6)
International	273	282	345
Current income tax expense	299	289	88
Deferred
United States
Federal	233	(286)	(9)
State and local	(7)	3	(20)
International	(32)	(18)	(24)
Deferred income tax expense	194	(301)	(53)
Income tax expense (benefit)	$493	$(12)	$35

Deferred Tax Assets and Liabilities

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2017	2016
Deferred tax assets
Accrued expenses	$269	$377
Retirement benefits	248	411
Tax credits and net operating losses	834	747
Valuation allowances	(483)	(150)
Total deferred tax assets	868	1,385
Deferred tax liabilities
Subsidiaries’ unremitted earnings	35	145
Asset basis differences	705	704
Total deferred tax liabilities	740	849
Net deferred tax asset	$128	$536

Income Tax Expense Reconciliation

Income Tax Expense Related to Continuing Operations Reconciliation

years ended December 31 (in millions)	2017	2016	2015
Income tax expense at U.S. statutory rate	$424	$1,734	$150
Retained shares tax free exchange gains	—	(1,587)	—
Tax incentives	(140)	(126)	(133)
State and local taxes	(6)	1	(13)
Foreign tax expense (benefit)	(80)	5	11
Valuation allowances	4	3	5
Contingent tax matters	(1)	(48)	9
Branded Prescription Drug Fee	—	1	1
Deferred tax charge on intangible intra-group transfers	14	13	14
R&D tax credit	(4)	(2)	(4)
Puerto Rico excise tax credit	(2)	(5)	(9)
Deferred Tax Revaluation due to 2017 Tax Act	(283)	—	—
Transition Tax due to 2017 Tax Act	529	—	—
U.S. Valuation Allowance due to 2017 Tax Act	339	—	—
Stock options windfall tax benefits	(56)	—	—
Foreign tax credits generated	(246)	—	—
Other factors	1	(1)	4
Income tax expense (benefit)	$493	$(12)	$35

Reconciliation of Unrecognized Tax Benefits

The following table is a reconciliation of the company’s unrecognized tax benefits, including those related to discontinued operations for the years ended December 31, 2017, 2016 and 2015.

as of and for the years ended (in millions)	2017	2016	2015
Balance at beginning of the year	$82	$191	$206
Increase associated with tax positions taken during the current year	33	7	24
Increase (decrease) associated with tax positions taken during a prior year	2	(31)	(26)
Settlements	(6)	(75)	(3)
Decrease associated with lapses in statutes of limitations	(3)	(10)	(10)
Balance at end of the year	$108	$82	$191